Segment Reporting - Schedule of Significant General and Administrative Expense Categories by Geographic Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Employee remuneration	$ 12,436,239	$ 9,049,446	$ 7,179,286
IT expenses	461,442	652,599	291,185
Professional fees	4,432,699	1,342,164	1,102,402
Travel, marketing and communication expenses	529,078	566,610	554,593
Office expenses	1,135,533	1,046,435	720,384
Other expenses	264,594	242,345	251,866
General and administrative expense, Total	19,259,585	12,899,599	10,099,716
Office Facilities | Greece
Segment Reporting Information [Line Items]
Employee remuneration	5,380,992	4,360,185	3,334,028
IT expenses	457,663	629,900	256,465
Professional fees	4,143,677	1,246,513	977,727
Travel, marketing and communication expenses	272,733	301,019	247,215
Office expenses	757,132	733,744	558,891
Other expenses	108,762	59,033	132,549
General and administrative expense, Total	11,120,959	7,330,394	5,506,875
Office Facilities | Singapore
Segment Reporting Information [Line Items]
Employee remuneration	1,665,267	1,224,812	1,476,590
IT expenses	787	9,456	15,585
Professional fees	214,301	8,491	20,891
Travel, marketing and communication expenses	46,994	61,718	128,171
Office expenses	34,981	16,010	8,538
Other expenses	41,108	38,361	65,545
General and administrative expense, Total	2,003,438	1,358,848	1,715,320
Office Facilities | Dubai
Segment Reporting Information [Line Items]
Employee remuneration	637,783	835,185	768,993
IT expenses	0	172	1,647
Professional fees	22,104	31,770	63,970
Travel, marketing and communication expenses	61,473	37,859	56,789
Office expenses	56,060	72,179	8,052
Other expenses	19,258	57,326	18,785
General and administrative expense, Total	796,678	1,034,491	918,236
Office Facilities | Hong-Kong
Segment Reporting Information [Line Items]
Employee remuneration	938,610	663,132
IT expenses	1,221	7,083
Professional fees	10,553	18,452
Travel, marketing and communication expenses	27,596	34,240
Office expenses	86,075	29,842
Other expenses	47,106	57,406
General and administrative expense, Total	1,111,161	810,155
Office Facilities | UK
Segment Reporting Information [Line Items]
Employee remuneration	3,813,587	1,966,132	1,599,675
IT expenses	1,771	5,988	17,488
Professional fees	42,064	36,938	39,814
Travel, marketing and communication expenses	120,282	131,774	122,418
Office expenses	201,285	194,660	144,903
Other expenses	48,360	30,219	34,987
General and administrative expense, Total	$ 4,227,349	$ 2,365,711	$ 1,959,285